Earnings Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share
Earnings Per Share

19.  Earnings Per Share

(i)   Basic earnings per share

Basic earnings per share is calculated by dividing net income attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the period. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic earnings per share.

	Six Months Ended June 30,
	2025	2024
Weighted average number of outstanding ordinary shares in issue	857,038,725	856,030,704
Net income attributable to the Company (US$’000)	454,954	25,801
Basic earnings per share attributable to the Company (US$ per share)	0.53	0.03

(ii)  Diluted earnings per share

Diluted earnings per share is calculated by dividing net income attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share options and LTIP awards issued by the Company using the treasury stock method.

	Six Months Ended June 30,
	2025	2024
Weighted average number of outstanding ordinary shares in issue	857,038,725	856,030,704
Effect of share options and LTIP awards	15,525,788	16,503,762
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,564,513	872,534,466
Net income attributable to the Company (US$’000)	454,954	25,801
Diluted earnings per share attributable to the Company (US$ per share)	0.52	0.03